SUBSEQUENT EVENTS (Details)						6 Months Ended
	Sep. 24, 2025 USD ($) item D $ / shares	Sep. 23, 2025 USD ($)	Sep. 19, 2025 USD ($) item D $ / shares shares	Sep. 16, 2025 USD ($)	Aug. 04, 2025 USD ($) $ / shares	Jun. 30, 2024 USD ($)	Sep. 12, 2025 USD ($)
SUBSEQUENT EVENTS
Gross purchase price						$ 6,000,000
Subsequent Event
SUBSEQUENT EVENTS
Deposit							$ 100,000
Annual base salary, year one	$ 400,000
Annual base salary, year two	450,000
Annual base salary, year three	500,000
Cash signing bonus	$ 300,000
Subsequent Event | John Schaible and Craig Ridenhour
SUBSEQUENT EVENTS
Term of employment			3 years
Renewal term			1 year
Threshold period of written notice of non renewal			60 days
Annual base salary, year one			$ 400,000
Annual base salary, year two			450,000
Annual base salary, year three			500,000
Cash signing bonus			300,000
Minimum qualified cumulative financing			$ 5,000,000
Number of stock awards | item			5
Threshold percentage of outstanding shares for determining stock award			1.00%
Vesting period			3 years
Threshold trading days over which volume weighted average stock price considered calculating stock trading price | D			10
Subsequent Event | John Schaible and Craig Ridenhour | Payable immediately
SUBSEQUENT EVENTS
Percentage of bonus payable			0.33%
Subsequent Event | John Schaible and Craig Ridenhour | Payable at the end of fourth quarter 2025
SUBSEQUENT EVENTS
Percentage of bonus payable			0.33%
Subsequent Event | John Schaible and Craig Ridenhour | Payable at the end of the first quarter 2026
SUBSEQUENT EVENTS
Percentage of bonus payable			0.33%
Subsequent Event | John Schaible and Craig Ridenhour | Granted on signing
SUBSEQUENT EVENTS
Stock grants | shares			700,000
Subsequent Event | John Schaible and Craig Ridenhour | Granted on July 1, 2026
SUBSEQUENT EVENTS
Stock grants | shares			286,842
Subsequent Event | John Schaible and Craig Ridenhour | Stock price milestone one
SUBSEQUENT EVENTS
Weighted average price | $ / shares			$ 0.75
Subsequent Event | John Schaible and Craig Ridenhour | Stock price milestone two
SUBSEQUENT EVENTS
Weighted average price | $ / shares			1
Subsequent Event | John Schaible and Craig Ridenhour | Stock price milestone three
SUBSEQUENT EVENTS
Weighted average price | $ / shares			1.24
Subsequent Event | John Schaible and Craig Ridenhour | Stock price milestone four
SUBSEQUENT EVENTS
Weighted average price | $ / shares			1.49
Subsequent Event | John Schaible and Craig Ridenhour | Stock price milestone five
SUBSEQUENT EVENTS
Weighted average price | $ / shares			$ 1.74
Subsequent Event | Sandip Patel
SUBSEQUENT EVENTS
Term of employment	3 years
Renewal term	1 year
Threshold period of written notice of non renewal	60 days
Annual base salary, year one	$ 350,000
Annual base salary, year two	400,000
Annual base salary, year three	450,000
Cash signing bonus	250,000
Minimum qualified cumulative financing	$ 5,000,000
Number of stock awards | item	5
Threshold percentage of outstanding shares for determining stock award	0.50%
Vesting period	3 years
Threshold trading days over which volume weighted average stock price considered calculating stock trading price | D	10
Subsequent Event | Sandip Patel | Payable immediately
SUBSEQUENT EVENTS
Percentage of bonus payable	0.33%
Subsequent Event | Sandip Patel | Payable at the end of fourth quarter 2025
SUBSEQUENT EVENTS
Percentage of bonus payable	0.33%
Subsequent Event | Sandip Patel | Payable at the end of the first quarter 2026
SUBSEQUENT EVENTS
Percentage of bonus payable	0.33%
Subsequent Event | Sandip Patel | Stock price milestone one
SUBSEQUENT EVENTS
Weighted average price | $ / shares	$ 0.75
Subsequent Event | Sandip Patel | Stock price milestone two
SUBSEQUENT EVENTS
Weighted average price | $ / shares	1
Subsequent Event | Sandip Patel | Stock price milestone three
SUBSEQUENT EVENTS
Weighted average price | $ / shares	1.24
Subsequent Event | Sandip Patel | Stock price milestone four
SUBSEQUENT EVENTS
Weighted average price | $ / shares	1.49
Subsequent Event | Sandip Patel | Stock price milestone five
SUBSEQUENT EVENTS
Weighted average price | $ / shares	$ 1.74
Subsequent Event | Series A convertible debentures
SUBSEQUENT EVENTS
Aggregate principal amount					$ 500,000
Gross purchase price					$ 490,000
Interest rate (in percent)					10.00%
Conversion price (in dollars per share) | $ / shares					$ 0.15
Percentage of proceeds raised in excess of threshold amount					100.00%
Threshold amount					$ 10,000,000
Threshold period to file registration statement					60 days
Subsequent Event | Convertible promissory notes
SUBSEQUENT EVENTS
Aggregate principal amount		$ 6,000,000	$ 6,000,000	$ 6,000,000
Purchase price of notes		$ 5,000,000	$ 5,000,000	$ 5,000,000
Debt discount percentage		20.00%	20.00%	20.00%
Qualified Financing, threshold gross proceeds				$ 10,000,000